VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Communication Services: 1.7%
11,400		Nexstar Media Group, Inc.	$1,902,090	1.3
8,200	(1)	Ziff Davis, Inc.	561,536	0.4
			2,463,626	1.7

		Consumer Discretionary: 6.7%
21,600	(1)	CROCS, Inc.	1,483,056	1.0
18,950	(1)	Genesco, Inc.	745,114	0.5
6,200		Group 1 Automotive, Inc.	885,794	0.6
12,900		Hibbett, Inc.	642,549	0.4
83,400		International Game Technology PLC	1,317,720	0.9
20,679		KB Home	536,000	0.4
56,900		Macy's, Inc.	891,623	0.6
69,000	(1)	Petco Health & Wellness Co., Inc.	770,040	0.5
21,020		Red Rock Resorts, Inc.	720,145	0.5
16,120		Rocky Brands, Inc.	323,367	0.2
15,400	(1)	Scientific Games Corp.	660,352	0.5
14,500		Signet Jewelers Ltd.	829,255	0.6
			9,805,015	6.7

		Consumer Staples: 4.4%
27,300	(1)	BellRing Brands, Inc.	562,653	0.4
12,800	(1)	BJ's Wholesale Club Holdings, Inc.	931,968	0.6
48,200	(1)	Chefs' Warehouse Holdings, Inc.	1,396,354	0.9
42,800	(1)	TreeHouse Foods, Inc.	1,815,576	1.2
54,100	(1)	United Natural Foods, Inc.	1,859,417	1.3
			6,565,968	4.4

		Energy: 4.9%
44,800	(1)	Antero Resources Corp.	1,367,744	0.9
17,565		Chesapeake Energy Corp.	1,654,799	1.1
82,200	(1)	Clean Energy Fuels Corp.	438,948	0.3
132,100		Equitrans Midstream Corp.	988,108	0.7
68,800	(1)	Golar LNG Ltd.	1,714,496	1.2
26,800		Helmerich & Payne, Inc.	990,796	0.7
			7,154,891	4.9

		Financials: 27.3%
46,100		Ameris Bancorp.	2,061,131	1.4
22,600		Amerisafe, Inc.	1,056,098	0.7
47,000		Argo Group International Holdings Ltd.	905,220	0.6
61,300		Atlantic Union Bankshares Corp.	1,862,294	1.3
43,800	(1)	Axos Financial, Inc.	1,499,274	1.0
72,800	(1)	Bancorp, Inc.	1,600,144	1.1
62,880		Blackstone Mortgage Trust, Inc.	1,467,619	1.0
51,300		Cathay General Bancorp.	1,972,998	1.4
25,500		Community Bank System, Inc.	1,532,040	1.1
39,100	(1)	Focus Financial Partners, Inc.	1,232,041	0.8
45,082		Hancock Whitney Corp.	2,065,206	1.4
35,900		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,074,487	0.7
21,200		Houlihan Lokey, Inc.	1,598,056	1.1
19,700		Independent Bank Corp.	1,468,241	1.0
27,300		Independent Bank Group, Inc.	1,675,947	1.1
112,279		MGIC Investment Corp.	1,439,417	1.0
34,200		Pacific Premier Bancorp, Inc.	1,058,832	0.7
26,100		Popular, Inc.	1,880,766	1.3
68,198		Radian Group, Inc.	1,315,539	0.9
30,900		Renasant Corp.	966,552	0.7
50,000		Sandy Spring Bancorp, Inc.	1,763,000	1.2
9,800	(1)	Silvergate Capital Corp.	738,430	0.5
91,416		SLM Corp.	1,278,910	0.9
43,800		Starwood Property Trust, Inc.	798,036	0.5
20,724		Stifel Financial Corp.	1,075,783	0.7
15,892	(1)	Triumph Bancorp, Inc.	863,730	0.6
23,900		UMB Financial Corp.	2,014,531	1.4
37,249		WSFS Financial Corp.	1,730,589	1.2
			39,994,911	27.3

		Health Care: 8.9%
72,000	(1)	AdaptHealth Corp.	1,352,160	0.9
10,500	(1)	Agios Pharmaceuticals, Inc.	296,940	0.2
16,200	(1)	Alkermes PLC	361,746	0.2
28,238	(1)	Arcutis Biotherapeutics, Inc.	539,628	0.4
9,800	(1)	Cytokinetics, Inc.	474,810	0.3
18,200	(1)	Exelixis, Inc.	285,376	0.2
24,300	(1)	Haemonetics Corp.	1,798,929	1.2
19,400	(1)	Insmed, Inc.	417,876	0.3
4,900	(1)	Integer Holdings Corp.	304,927	0.2
15,600	(1)	iTeos Therapeutics, Inc.	297,180	0.2
33,517	(1)	Merit Medical Systems, Inc.	1,894,046	1.3
12,906	(1)	Myriad Genetics, Inc.	246,246	0.2
22,600	(1)	Prestige Consumer Healthcare, Inc.	1,126,158	0.8
18,300	(1)	Sage Therapeutics, Inc.	716,628	0.5
23,800	(1)	Syndax Pharmaceuticals, Inc.	571,914	0.4
26,400	(1)	Tenet Healthcare Corp.	1,361,712	0.9
28,000	(1)	Varex Imaging Corp.	591,920	0.4
23,400	(1)	Vir Biotechnology, Inc.	451,152	0.3
			13,089,348	8.9

		Industrials: 18.2%
40,400		ABM Industries, Inc.	1,544,492	1.0
94,500	(1)	API Group Corp.	1,254,015	0.8
23,400		ArcBest Corp.	1,701,882	1.2
30,800	(1)	Beacon Roofing Supply, Inc.	1,685,376	1.1
58,300	(1)	Bloom Energy Corp.	1,165,417	0.8
64,300	(1)	Core & Main, Inc.	1,462,182	1.0
15,100		EMCOR Group, Inc.	1,743,748	1.2

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
29,300	(1)	Evoqua Water Technologies Corp.	$968,951	0.7
12,100		Herc Holdings, Inc.	1,256,948	0.9
22,998		ICF International, Inc.	2,507,242	1.7
37,500		KBR, Inc.	1,620,750	1.1
22,200		Kforce, Inc.	1,302,030	0.9
20,997		Moog, Inc.	1,477,139	1.0
36,300	(1)	Parsons Corp.	1,422,960	1.0
18,700		Science Applications International Corp.	1,653,641	1.1
45,600	(1)	Sunrun, Inc.	1,258,104	0.9
33,900		Triton International Ltd.	1,855,347	1.3
34,300	(1)	Univar Solutions, Inc.	779,982	0.5
			26,660,206	18.2

		Information Technology: 4.4%
18,209	(1)	Diodes, Inc.	1,181,946	0.8
12,300	(1)	ExlService Holdings, Inc.	1,812,528	1.2
57,900	(1)	Extreme Networks, Inc.	756,753	0.5
90,800	(1)	Magnachip Semiconductor Corp.	929,792	0.6
59,600	(1)	SMART Global Holdings, Inc.	945,852	0.7
31,900	(1)	Ultra Clean Holdings, Inc.	821,425	0.6
			6,448,296	4.4

		Materials: 6.2%
18,800		Ashland, Inc.	1,785,436	1.2
51,959	(1)	ATI, Inc.	1,382,629	0.9
24,800		Cabot Corp.	1,584,472	1.1
21,600		HB Fuller Co.	1,298,160	0.9
19,049		Materion Corp.	1,523,920	1.0
122,100	(1)	O-I Glass, Inc.	1,581,195	1.1
			9,155,812	6.2

		Real Estate: 7.4%
55,963		American Assets Trust, Inc.	1,439,369	1.0
97,400		Apple Hospitality REIT, Inc.	1,369,444	0.9
23,100		Centerspace	1,555,092	1.1
25,300		First Industrial Realty Trust, Inc.	1,133,693	0.8
6,770		Independence Realty Trust, Inc.	113,262	0.1
39,551		NETSTREIT Corp.	704,403	0.5
33,900		PotlatchDeltic Corp.	1,391,256	0.9
125,500		Sabra Healthcare REIT, Inc.	1,646,560	1.1
107,200		Tanger Factory Outlet Centers, Inc.	1,466,496	1.0
			10,819,575	7.4

		Utilities: 4.9%
51,300		Clearway Energy, Inc.-Class C	1,633,905	1.1
48,500		New Jersey Resources Corp.	1,876,950	1.3
26,100		ONE Gas, Inc.	1,837,179	1.2
43,300		Portland General Electric Co.	1,881,818	1.3
			7,229,852	4.9

	Total Common Stock
	(Cost $135,896,660)		139,387,500	95.0

EXCHANGE-TRADED FUNDS: 0.9%
16,100	(1)	SPDR S&P Biotech ETF	1,277,052	0.9

	Total Exchange-Traded Funds
	(Cost $1,483,723)		1,277,052	0.9

	Total Long-Term Investments
	(Cost $137,380,383)		140,664,552	95.9

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Mutual Funds: 3.7%
5,383,393	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
		(Cost $5,383,393)	5,383,393	3.7

	Total Short-Term Investments
	(Cost $5,383,393)		5,383,393	3.7

	Total Investments in Securities (Cost $142,763,776)		$146,047,945	99.6
	Assets in Excess of Other Liabilities		567,458	0.4
	Net Assets		$146,615,403	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2022.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$139,387,500	$–	$–	$139,387,500
Exchange-Traded Funds	1,277,052	–	–	1,277,052
Short-Term Investments	5,383,393	–	–	5,383,393
Total Investments, at fair value	$146,047,945	$–	$–	$146,047,945

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $143,025,985.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,350,745
Gross Unrealized Depreciation	(15,328,785)
Net Unrealized Appreciation	$3,021,960